Pruco Life Insurance Company	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 08, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

Re: Pruco Life Variable Appreciable Account (File No. 811-3971)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2008 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:	AIM Variable Insurance Funds
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004608
Date of Filing:	08/25/08

2.	Filer/Entity:	American Century Variable Portfolios, Inc.
Registration No.:	811-05188
CIK No.:	0000814680
Accession No.:	0000814680-08-000042
Date of Filing:	08/22/08

3.	Filer/Entity:	Advanced Series Trust ("AST")
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

4.	Filer/Entity:	Janus Aspen Series
Registration No.:	811-07736
CIK No.:	0000906185
Accession No.:	0000950134-08-015843
Date of Filing:	08/27/08

5.	Filer/Entity:	MFS Variable Insurance Trust
Registration No.:	811-8326
CIK No.:	0000918571
Accession No.:	0001193125-08-191824
Date of Filing:	09/08/08

6.	Filer/Entity:	T. Rowe Price International Stock Portfolio
Registration No.:	811-07143
CIK No.:	0000918292
Accession No.:	0000918292-08-000010
Date of Filing:	08/27/08

7.	Filer/Entity:	The Prudential Series Fund, Inc.
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-08-191170
Date of Filing:	09/05/08

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

_/s/__________________________

Thomas C. Castano

VIA EDGAR